Cover	Aug. 07, 2026
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Inflection Point Acquisition Corp. VIII
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002146310